TAXES ON INCOME (Schedule of Income Taxes Included in the Income Statements) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
TAXES ON INCOME [Abstract]
U.S.			$ 599,067	$ 415,836	$ 8,440,543
Outside U.S.			2,655,193	1,169,389	9,210,458
Loss before taxes on income	958,753	478,519	3,254,260	1,585,225	17,651,001	18,609,754
U.S.			(7,569)	(33,567)	62,001
Outside U.S.			97,787	9,587	202,755
Taxes on income			$ 90,218	$ (23,980)	$ 240,776	$ 240,776